DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
SCHEDULE OF DEPOSITS INTO RESERVE ACCOUNTS	Deposits into the reserve accounts consisted of the following items:
Payment Reserve Fund	$3,044
Capitalized Interest Fund	144
Total	$3,188

SCHEDULE OF LEVERAGE RATION

Test Period Ending	Leverage Ratio
December 31, 2022 - March 31, 2023	6.75 to 1.00
June 30, 2023 - September 30, 2023	6.00 to 1.00
December 31, 2023 - March 31, 2024	5.00 to 1.00
June 30, 2024 - September 30, 2024	4.00 to 1.00
December 31, 2024 - March 31, 2025	3.25 to 1.00
June 30, 2025 and thereafter	3.00 to 1.00

Test Period Ending	Leverage Ratio
December 31, 2022 – March 31, 2023	6.75 to 1.00
June 30, 2023 – September 30, 2023	6.00 to 1.00
December 31, 2023 – March 31, 2024	5.00 to 1.00
June 30, 2024 – September 30, 2024	4.00 to 1.00
December 31, 2024 – March 31, 2025	3.25 to 1.00
June 30, 2025 and thereafter	3.00 to 1.00

SCHEDULE OF FUTURE DEBT MATURITIES

At March 31, 2023, the future debt maturities, based on contractual principal payments are as follows:

For Year Ended December 31,
2023 (1)	$-
2024	938
2025	3,750
2026	91,775
Total	96,463
Less: Estimated interest paid-in-kind	(19,033)
Total debt	77,430
Less: Unamortized debt issuance costs, noncurrent	(56,731)
Total carrying amount	20,699
Less: Current portion of debt	(20,699)
Total long-term debt	$-

(1)	Represents scheduled payments for the remaining nine-month period ending December 31, 2023

At December 31, 2022, the future debt maturities are as follows:

For the Years Ending December 31,	Future Debt Maturities
2023	$-
2024	938
2025	3,750
2026	91,809
Total	96,497
Less: Estimated interest paid-in-kind	(20,305)
Total debt	76,192
Less: Unamortized debt issuance costs, non-current	(56,950)
Total carrying amount	19,242
Less: current portion of debt	(19,242)
Total long-term debt	$-